INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Income Taxes From Continued Operations
For the years ended December 31, 2025, 2024 and 2023, income taxes from continued operations were as follows:

	2025	2024	2023
Current income tax expense	$7,395,238	$5,168,497	$6,209,629

Deferred income tax expense (benefit)
Temporary differences	$1,794,772	$5,166,866	$(374,398)
Change in recognition of deferred tax	555,345	(715,459)	(319,769)
Changes in estimates in respect to prior years	(104,332)	(57,844)	(534,840)
Deferred income tax expense (benefit)	$2,245,785	$4,393,563	$(1,229,007)
INCOME TAX EXPENSE	$9,641,023	$9,562,060	$4,980,622

Schedule of Effective Income Tax Expenses
Reconciliations of income taxes from the Costa Rica national statutory rate of 30% to the consolidated effective income tax rate were as follows:

	2025	2024	2023

Profit (loss) before taxes	$25,749,843	$(9,863,991)	$12,136,627
Income tax expense calculated at Costa Rica statutory tax rate of 30%	7,724,957	(2,959,197)	3,640,988
Foreign rate differential	956,412	12,442,068	1,442,871
Tax attributable to exchange gain/loss	(3,178,643)	(4,248,460)	(3,048,684)
Change in unrecognized deferred tax assets	652,405	(715,459)	(648,037)
Withholding tax	322,575	1,111,825	2,750,903
Alternative minimum tax	2,667,106	3,020,002	1,161,583
Other	496,211	911,281	(319,002)
INCOME TAX EXPENSE	$9,641,023	$9,562,060	$4,980,622

Schedule of Deferred Tax Assets and Liabilities
Details of the Company’s deferred tax assets and liabilities were as follows:

	2025	2024
Deferred tax assets
Lease liability	3,903,621	3,926,211
Deferred debt interest	3,230,087	2,129,389
Net operating loss and tax credit carryforwards	$2,670,224	$3,476,116
Allowance for uncollectible accounts	409,057	306,974
Other accruals	330,757	566,296
Employee benefits	170,158	183,181
Total deferred tax assets	$10,713,904	$10,588,167

	2025	2024

Deferred tax liabilities:
Investment properties unrealized gain	$(49,686,108)	$(47,589,206)
Deferred financing costs	(3,467,668)	(2,483,797)
Prepaid and other assets	(184,757)	(414,707)
Total deferred tax liabilities	$(53,338,533)	$(50,487,710)

Net deferred tax liabilities	$(42,624,629)	$(39,899,543)